Annual Operating Expenses {- Fidelity Advisor® Value Strategies Fund} - 11.30 Fidelity Advisor Value Strategies Fund - AMCI PRO-11 - Fidelity Advisor® Value Strategies Fund	Jan. 29, 2021
Fidelity Advisor Value Strategies Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.27%
Total annual operating expenses	1.03%
Fidelity Advisor Value Strategies Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.24%
Total annual operating expenses	1.25%
Fidelity Advisor Value Strategies Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.32%
Total annual operating expenses	1.83%
Fidelity Advisor Value Strategies Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.51%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	0.78%